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                                            March 10, 2006


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


     Re: The Prudential Qualified Individual Variable Contract Account File No. 811-03625

          Prudential Qualified Variable Investment Plan
          File No. 002-81318

Dear Commissioners:

     On behalf of Prudential Insurance Company of America and The Prudential Qualified Individual Variable Contract Account (the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2005 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

     In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual fund:

Filer/Entity            The Prudential Series Fund, Inc.
Registration No.:       811-03623
CIK No.                 0000711175
Accession No.:          0001193125-06-048564
Date of Filing:         03/08/06

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                            Sincerely,

                                            /s/ C. Christopher Sprague
                                            -----------------------------------
                                            C. Christopher Sprague
                                            Vice President, Corporate Counsel